Organization and Principal Activities (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands					1 Months Ended		12 Months Ended
	Apr. 08, 2021 CNY (¥) shares	Apr. 08, 2021 USD ($) $ / shares shares	Apr. 04, 2019 shares	Mar. 11, 2019 shares	Apr. 29, 2021	Feb. 28, 2018 USD ($)	Mar. 31, 2023 CNY (¥) ¥ / shares shares	Mar. 31, 2022 CNY (¥) ¥ / shares shares	Mar. 31, 2023 USD ($) shares	Jan. 17, 2022	Dec. 17, 2021	Mar. 31, 2021 shares	Apr. 29, 2020 shares	Sep. 04, 2019	Jun. 03, 2019 USD ($) $ / shares shares	May 20, 2019 shares	Mar. 05, 2018 shares	Mar. 31, 2017	Sep. 05, 2016
Organization and Principal Activities (Details) [Line Items]
Total consideration (in Dollars) | $						$ 9,600,000
Non-controlling interest (in Yuan Renminbi) | ¥							¥ 17,200
Other comprehensive income (in Yuan Renminbi) | ¥							1,000
Additional paid in capital (in Yuan Renminbi) | ¥							16,200
Shares issued (in Shares)																	100,000
Share transfer (in Shares)				1
Business operations description			On April 4, 2019, Bridgetime approved a board resolution that forfeited 15,000 shares held by Mr. Yunchuan Li, cancelled those shares accordingly and amended Bridgetime’s memorandum of association that changed authorized shares from 150,000 to 135,000 at a par value of US$1.00 which was accounted as a cancellation of non-controlling interest in the consolidated statements of shareholders’ equity.After this, Mr. WuKai Song owned 100% of equity interest of Bridgetime, which are controlled by Mr. Bao through an entrust agreement between Mr. Bao and Mr. Wukai Song. On May 23, 2019, Bridgetime approved a board resolution that transferred 135,000 ordinary shares owning by Mr. Wukai Song to UTime Limited. Since inception, Bridgetime has only made nominal investments into Do Mobile and no substantial business operations have occurred.
Share forfeitures (in Shares)			15,000
Ordinary shares (in Dollars)							¥ 9	¥ 5	$ 1,000
Ordinary shares, shares issued (in Shares)							13,567,793	8,267,793	13,567,793			4,517,793
Ordinary shares, par value (in Dollars per share) | ¥ / shares							¥ 0.0001	¥ 0.0001
Repurchase of shares (in Shares)													7,620,000
Ordinary shares (in Shares)													239,721
Ordinary shares repurchased description					Before and after the repurchase of ordinary shares, Mr. Bao, through Grandsky Phoenix Limited, and Mr. He, through HMercury Capital Limited, own 96.95% and 3.05% of our issued and outstanding ordinary shares, respectively. The Company considers this repurchase of ordinary shares was part of the Company’s recapitalization to result in 4,517,793 ordinary shares issued and outstanding prior to completion of its IPO. The Company believes it is appropriate to reflect these nominal share repurchases to result in 4,517,793 ordinary shares being issued and outstanding or reduction of 63.5% of total ordinary shares being issued and outstanding after the repurchase of ordinary shares similar to 0.365-for-1 reverse stock split.
Service fee								100.00%
Equity interests percentage							25.00%		25.00%					100.00%
Gross proceeds (in Dollars) | $		$ 15,000,000
Equity interest rate										85.00%	51.00%
IPO [Member]
Organization and Principal Activities (Details) [Line Items]
Ordinary share (in Shares)	3,750,000	3,750,000
Price per share (in Dollars per share) | $ / shares		$ 4
Gross proceeds (in Dollars) | $		$ 15,000,000
Net proceeds	¥ 88,200	$ 13,900,000
Mr. Bao [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage						28.00%	96.95%		96.95%							100.00%		52.00%
Shares issued (in Shares)																12,000,000
Mr Zhou [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage						20.00%												28.00%
Mr Tang [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage																		20.00%
Mr. Wukai Song [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage																	90.00%		70.00%
Mr. Yunchuan Li [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage																	10.00%		30.00%
Grandsky Phoenix Limited [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage															96.95%
Mr. He. HMercury Capital Limited [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage															3.05%
Mr. He [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage							3.05%		3.05%
Mr. He. HMercury Capital Limited [Member]
Organization and Principal Activities (Details) [Line Items]
Ordinary shares (in Dollars) | $															$ 377,514
Ordinary shares, shares issued (in Shares)															377,514
Ordinary shares, par value (in Dollars per share) | $ / shares															$ 0.0001